Investments and Advances-Other	12 Months Ended
Mar. 31, 2013
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2012 and 2013 consist of the following:

	Yen (millions)
	2012	2013
Current
Corporate debt securities	¥1,404	¥1,553
U.S. government agency debt securities	822	—
Advances	824	926
Certificates of deposit	1,509	1,550
Other	—	10,846

Total	¥4,559	¥14,875

Investments and advances due within one year are included in other current assets in the consolidated balance sheets.

	Yen (millions)
	2012	2013
Noncurrent
Auction rate securities	¥6,651	¥6,928
Marketable equity securities	100,829	117,110
Government bonds	1,999	2,000
U.S. government agency debt securities	10,913	1,068
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	11,697	10,780
Guaranty deposits	21,679	20,210
Advances	1,276	2,132
Other	32,850	48,483

Total	¥188,863	¥209,680

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2012 and 2013 is summarized below:

	Yen (millions)
	2012	2013
Available-for-sale
Cost	¥44,818	¥49,990
Fair value	107,480	128,848
Gross unrealized gains	64,704	80,453
Gross unrealized losses	2,042	1,595

Held-to-maturity*
Amortized cost	¥26,693	¥16,511
Fair value	26,757	16,556
Gross unrealized gains	84	45
Gross unrealized losses	20	—

*	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Maturities of debt securities classified as held-to-maturity at March 31, 2013 are as follows:

Yen (millions)
Due within one year	¥3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966

Total	¥16,511

There were no significant realized gains and losses from available-for-sale securities included in other income (expenses) – other, net for the years ended March 31, 2011, 2012 and 2013.

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2013 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥8,778	¥192
12 months or longer	8,753	1,403

	¥17,531	¥1,595

There were no held-to-maturity securities in a loss position at March 31, 2013.

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.